Related Party Transactions (Details) - Schedule of nature of relationships with related parties	12 Months Ended
Mar. 31, 2023
Feng Zhou [Member]
Schedule of nature of relationships with related parties [Abstract]
Nature of relationships with related parties	Major shareholder of the Company, Chief Executive Officer
Jianping Zhou [Member]
Schedule of nature of relationships with related parties [Abstract]
Nature of relationships with related parties	Father of major shareholders of the Company and two of Taizhou Suxuantang shareholders, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017 (decreased subsequent year-end from death)
Zhijun Xiao [Member]
Schedule of nature of relationships with related parties [Abstract]
Nature of relationships with related parties	Director of the Company
Jun Zheng [Member]
Schedule of nature of relationships with related parties [Abstract]
Nature of relationships with related parties	Director of the Company
Xiaodong Ji [Member]
Schedule of nature of relationships with related parties [Abstract]
Nature of relationships with related parties	Independent Director of the Company
Xiaodong Pan [Member]
Schedule of nature of relationships with related parties [Abstract]
Nature of relationships with related parties	Chief Financial Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Schedule of nature of relationships with related parties [Abstract]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.[Member]
Schedule of nature of relationships with related parties [Abstract]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Schedule of nature of relationships with related parties [Abstract]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd [Member]
Schedule of nature of relationships with related parties [Abstract]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.[Member]
Schedule of nature of relationships with related parties [Abstract]
Nature of relationships with related parties	An entity controlled by Xiaodong Ji